Share Based Compensation	12 Months Ended
Dec. 31, 2022
Stock Incentive Plan [Abstract]
Share-based compensation
33.	SHARE-BASED COMPENSATION
AMTD SpiderMan Share Incentive Plan
In June 2019, the Group’s board of directors approved the AMTD SpiderMan Share Incentive Plan, or the 2019 Plan, to attract and retain the best available personnel, provide additional incentives to employees, directors, and consultants, and promote the success of the business. The maximum aggregate number of ordinary shares that may be issued under the 2019 Plan is initially 20,000,000 and on January 1 of each year after the effective date of the 2019 Plan, will automatically increase to the number of shares that is equal to ten percent (10%) of the total issued and outstanding share capital of the Group as of December 31 of the preceding year. In addition, on January 1 of each year after the effective date of the 2019 Plan, the aggregate number of shares that may be issued under the 2019 Plan will automatically increase by the number of shares representing 1.0% of the total issued and outstanding share capital of the Group as of December 31 of the preceding year, or such less number as the board of directors may determine. As of the date of this annual report, no awards have been granted under the 2019 Plan.
Share-based compensation of AMTD Digital
On August 3, 2020, AMTD Digital granted 38,710 shares of Class A ordinary shares, which has a vesting period of 3 years, to an employee of AMTD Digital. The grant date fair value of the Class A ordinary shares of AMTD Digital is determined based on recent transaction price of equity share of AMTD Digital.
On July 31, 2021, AMTD Digital granted 17,540 restricted shares units of Class A ordinary shares of AMTD Digital (“RSUs”) to an employee of AMTD Digital. The RSUs granted have a vesting period of three years of employment services with the first one-third vesting on the first anniversary from grant date, and the remaining two third vesting on an annual basis over a two-year period ending on the third anniversary of the grant date. The grant date fair value of the RSUs is determined based on recent transaction price of the equity share of AMTD Digital.
The non-vested shares and RSUs are not transferable and may not be sold or pledged and the holder has no voting or dividend right. In the event a non-vested shareholder’s employment for AMTD Digital is terminated for any reason prior to the third anniversary of the grant date, the holder’s right to the non-vested shares and RSUs will terminate effectively. The outstanding non-vested shares and RSUs shall be forfeited and automatically transferred to and reacquired by AMTD Digital without any consideration.

The aggregate fair value of the restricted shares and RSUs at grant date was HK$
5,743,340
for the year ended December 31, 2022.
5,847 RSUs were vested during the year ended December 31, 2022.
The share-based payment expense amounted to HK$1,595,372

was recognized in the consolidated financial statements during the year ended December 31, 2022.
As of December 31, 2022, there was HK$
1,788,809
 unrecognized compensation cost related to non-vested shares and RSUs of AMTD Digital which is expected to be recognized over a weighted average vesting period of
1.1
 years
.